Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]		Common Stock [Member] Forward Stock Split [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 19	[1]		$ 7,277	$ (10,081)	$ (2,785)
Balance, shares at Dec. 31, 2022	[1]			6,889,709
Share-based compensation			[1]		39		39
Net loss			[1]			(1,051)	(1,051)
Balance at Dec. 31, 2023		19	[1]		7,316	(11,132)	(3,797)
Balance, shares at Dec. 31, 2023	[1]			6,889,709
Share-based compensation			[1]		10		10
Net loss			[1]			(1,532)	(1,532)
Conversion of SAFE		$ 1	[1]		2,106		2,107
Conversion of SAFE, shares	[1]	473,197
Issuance of Ordinary Shares and warrants in an initial public offering, net (see Note 1d)							636
Balance at Dec. 31, 2024		$ 20	[1]		9,432	(12,664)	(3,212)
Balance, shares at Dec. 31, 2024	[1]			7,362,906
Share-based compensation			[1]		447		447
Net loss			[1]			(5,856)	(5,856)
Conversion of SAFE			[1]		3,189		3,189
Conversion of SAFE, shares	[1]	398,653
Par value cancelation		$ (20)	[1]		20
Issuance of Ordinary Shares and warrants in an initial public offering, net (see Note 1d)			[1]		8,200		8,200
Issuance of ordinary shares and warrants in an initial public offering, net (see Note 1d), shares	[1]	1,253,824
Balance at Dec. 31, 2025			[1]		$ 21,288	$ (18,520)	$ 2,768
Balance, shares at Dec. 31, 2025	[1]			9,015,383

[1]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, and Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares, which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.